Borrowings, other debts and derivative liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Summary of Short-term Debt
The following table presents short-term borrowings from commercial banks, other institutions and individuals as of March 31, 2020 and 2021. Short-term borrowings include borrowings with maturity terms shorter than one year:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Bank borrowings	32,738	85,566
Other borrowings	42,485	—

Total short-term borrowings	75,223	85,566

Summary of Long-term Debt Instruments
The following table presents long-term borrowings from commercial banks, other institutions and individuals as of March 31, 2020 and 2021. Long-term borrowings include borrowings with maturity terms greater than one year:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Bank borrowings	48,191	68,075
Other borrowings	4,957	—

Total long-term borrowings	53,148	68,075

Summary of Maturities of Long-term Debt
Future principal maturities of short-term borrowings and long-term borrowings as of March 31, 2021 are as followings:

Year ended March 31, 2021
RMB
For the year ending March 31,
2022	85,566
2023	68,075

Total	153,641

Summary of Other Short Term Debt	Other debts - current consist of the following:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Series D-3 PICC Notes (f)	76,252	—

Summary of Other Long Term Debt
Other debts –
non-current
consist of the following:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Loan for Series C+ Warrant (Note 20)	—	312,535
Loan for Series D-3 Warrant A (e)	11,192	—
Loan for Series D-3 Warrant B (e)	41,824	—
Loan from Chong Li (b)	94,758	100,842
Loan for Yoken Series A-1 Warrant (g)	18,000	19,915

Total	165,774	433,292

Summary of Fair Value of Derivative Liabilities
The Company determined the fair value of derivative liabilities and concluded that as of March 31, 2020 and 2021, the fair values of the derivative liabilities are as follows:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Conversion feature of Yoken Series A-1 Warrant	—	9,362
Conversion feature of Series D-3 CMB Warrant A	2,377	—
Conversion feature of Series D-3 CMB Warrant B	9,473	—
Series E Warrant (Note 22(h))	2,501	444
Forward exchange swap (Note 22(i))	—	190

Total	14,351	9,996